CONCESSION ARRANGEMENTS RIGHTS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about service concession arrangements [abstract]
CONCESSION ARRANGEMENTS RIGHTS

NOTE 16 – CONCESSION ARRANGEMENTS RIGHTS

The following is the balance of the assets in concession arrangements registered in the Group as of December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Financial assets at fair value	Ps.	4,181,835	Ps.	3,830,916
Financial asset at amortized cost (1)		15,078,406		13,981,904
Total financial assets in concession arrangements rights (2)	Ps.	19,260,241	Ps.	17,812,820
Intangible assets		14,314,560		13,557,267
Total assets in concession arrangements rights	Ps	33,574,801	Ps.	31,370,087
(1)	As of December 31, 2024 and 2023, the balance of the financial asset at amortized cost includes an impairment expense of Ps. (709) and Ps. (223) respectively, see note 16.1.
(2)	See note 12.1, “Contract assets”.

16.1     Financial Assets in Concession Arrangements

The following table shows the changes in financial assets in concession arrangements registered in Grupo Aval’s subsidiaries for the years ended on December 31, 2024, 2023 and 2022:

	Energy and Gas						Infrastructure
	At fair value		At amortized cost		Total		At amortized cost		Total
Balance as of January 1, 2022	Ps.	3,228,480	Ps.	—	Ps.	3,228,480	Ps.	9,853,052	Ps.	13,081,532
Additions or new concession arrangements		—		4,575		4,575		1,690,450		1,695,025
Collections during the year		—		—		—		(732,647)		(732,647)
Adjustment to fair value		278,751		—		278,751		—		278,751
Accrued interest		—		—		—		1,831,326		1,831,326
Impairment expense		—		—		—		(1,220)		(1,220)
Effect of movements in exchange rates		—		249		249		—		249
Balance as of December 31, 2022	Ps.	3,507,231	Ps.	4,824	Ps.	3,512,055	Ps.	12,640,961	Ps.	16,153,016
Additions or new concession arrangements (1)		—		118,109		118,109		877,884		995,993
Collections during the year		—		—		—		(1,144,396)		(1,144,396)
Adjustment to fair value		323,685		—		323,685		—		323,685
Accrued interest		—		—		—		1,493,115		1,493,115
Impairment expense		—		—		—		(223)		(223)
Effect of movements in exchange rates		—		(8,370)		(8,370)		—		(8,370)
Balance as of December 31, 2023	Ps.	3,830,916	Ps.	114,563	Ps.	3,945,479	Ps.	13,867,341	Ps.	17,812,820
Additions or new concession arrangements (1)		—		76,572		76,572		1,100,702		1,177,274
Collections during the year		—		(74,231)		(74,231)		(897,403)		(971,634)
Adjustment to fair value		350,919		—		350,919		—		350,919
Accrued interest		—		—		—		861,175		861,175
Impairment expense		—		—		—		(709)		(709)
Effect of movements in exchange rates		—		30,396		30,396		—		30,396
Balance as of December 31, 2024	Ps.	4,181,835	Ps.	147,300	Ps.	4,329,135	Ps.	14,931,106	Ps.	19,260,241
(1)	Includes work progress on the Covioriente and Covipacífico concessions; as of December 31, 2024 Ps. 523,216 and Ps. 541,065 respectively; as of December 31, 2023 Ps. 715,573 and Ps. 130,105 respectively and as of December 31, 2022 Ps. 1,043,138 and Ps. 621,988 respectively.

16.2     Intangible Assets in Concession Arrangements

The following table shows the movements of the main concession arrangements in Grupo Aval’s subsidiaries under intangible assets during years ended at December 31, 2024, 2023 and 2022:

Cost	Energy and Gas		Infrastructure		Total
Balance as of January 1, 2022	Ps.	5,893,832	Ps.	6,418,058	Ps.	12,311,890
Additions (1)		809,085		1,103,283		1,912,368
Reclassification to / from PPE		113		—		113
Withdrawals		(11,724)		—		(11,724)
Effect of movements in exchange rates		547,529		—		547,529
Balance as of December 31, 2022	Ps.	7,238,835	Ps.	7,521,341	Ps.	14,760,176

Cost	Energy and Gas		Infrastructure		Total
Additions (1)		588,454		714,489		1,302,943
Reclassification to / from PPE		229		4,041		4,270
Withdrawals		(6,489)		—		(6,489)
Effect of movements in exchange rates		(712,856)		—		(712,856)
Balance as of December 31, 2023	Ps.	7,108,173	Ps.	8,239,871	Ps.	15,348,044
Additions (1)		741,423		708		742,131
Reclassification to / from PPE		244		—		244
Transfer to non-current assets held for sale		(33,400)		—		(33,400)
Withdrawals		(21,794)		—		(21,794)
Effect of movements in exchange rates		472,522		—		472,522
Balance as of December 31, 2024	Ps.	8,267,168	Ps.	8,240,579	Ps.	16,507,747

Accumulated Amortization	Energy and Gas		Infrastructure		Total
Balance as of January 1, 2022	Ps.	(1,055,525)	Ps.	(146,847)	Ps.	(1,202,372)
Amortization of the year		(253,692)		(19,016)		(272,708)
Withdrawals		835		—		835
Effect of movements in exchange rates		(30,801)		—		(30,801)
Balance as of December 31, 2022	Ps.	(1,339,183)	Ps.	(165,863)	Ps.	(1,505,046)
Amortization of the year		(277,702)		(39,385)		(317,087)
Reclassification to / from PPE		—		(2,184)		(2,184)
Withdrawals		289		—		289
Effect of movements in exchange rates		41,062		—		41,062
Balance as of December 31, 2023	Ps.	(1,575,534)	Ps.	(207,432)	Ps.	(1,782,966)
Amortization of the year		(303,951)		(93,095)		(397,046)
Reclassification to / from PPE		18		—		18
Transfer to non-current assets held for sale		26,426		—		26,426
Withdrawals		6,997		—		6,997
Effect of movements in exchange rates		(37,931)		—		(37,931)
Balance as of December 31, 2024	Ps.	(1,883,975)	Ps.	(300,527)	Ps.	(2,184,502)

Impairment loss	Energy and Gas		Infrastructure		Total
Balance as of January 1, 2022	Ps.	(7,146)	Ps.	(4,256)	Ps.	(11,402)
Period impairment charge		(665)		(357)		(1,022)
Balance as of December 31, 2022	Ps.	(7,811)	Ps.	(4,613)	Ps.	(12,424)
Period impairment charge		—		4,613		4,613
Balance as of December 31, 2023	Ps.	(7,811)	Ps.	—	Ps.	(7,811)
Period impairment charge		(874)		—		(874)
Balance as of December 31, 2024	Ps.	(8,685)	Ps.	—	Ps.	(8,685)

Total Intangible Assets	Energy and Gas		Infrastructure		Total
Balance as of January 1, 2022	Ps.	4,831,161	Ps.	6,266,955	Ps.	11,098,116
Cost		1,345,003		1,103,283		2,448,286
Amortization		(283,658)		(19,016)		(302,674)
Impairment loss		(665)		(357)		(1,022)
Balance as of December 31, 2022	Ps.	5,891,841	Ps.	7,350,865	Ps.	13,242,706
Cost		(130,662)		718,530		587,868
Amortization		(236,351)		(41,569)		(277,920)
Impairment loss		—		4,613		4,613
Balance as of December 31, 2023	Ps.	5,524,828	Ps.	8,032,439	Ps.	13,557,267
Cost		1,158,995		708		1,159,703
Amortization		(308,441)		(93,095)		(401,536)
Impairment loss		(874)		—		(874)
Balance as of December 31, 2024	Ps.	6,374,508	Ps.	7,940,052	Ps.	14,314,560
(1)	Gas and Energy, includes borrowing costs capitalized for Ps. 39,433 as of December 31, 2024; Ps. 31,672 as of December 31, 2023 and Ps. 26,134 as of December 31, 2022 with a capitalized interest rate (weighted average) of 9.84%, 12.17% and 8.98% respectively.

The following is a summary of the main concession contracts granted to Grupo Aval’s subsidiaries as of December 31, 2024:

						Year of
Concession					Contract	construction	% Work	Concession
Owner	Recognition	Business and country	Objective	Current stage	date	start	Progress	end date
Gas and Energy
Surtigas S.A. E.S.P.	Fair value / Intangible assets	Energy and Gas Colombia	Purchase, storage, packaging and distribution of gases derived from hydrocarbons.	Operation	03/1984 to 04/1994	1984	100%	2034 to 2045
Transmetano E.S.P. S.A.	Fair value / Intangible assets	Energy and Gas Colombia	Construction, operation and maintenance of gas transportation systems.	Operation	08/1994	1996	100%	2044
Promigas S.A. E.S.P.	Fair value / Intangible assets	Energy and Gas Colombia	Purchase, sale, transportation, distribution, exploitation and exploration of natural gas, oil and hydrocarbons in general.	Operation	05/1976 to 11/1994	1976	100%	2026 to 2044
Promioriente S.A. E.S.P.	Fair value / Intangible assets	Energy and Gas Colombia	Construction, operation and maintenance of gas pipelines.	Operation	09/1995	1995	100%	2045
Gases de Occidente S.A. E.S.P.	Fair value / Intangible assets	Energy and Gas Colombia	Transportation and distribution of liquefied petroleum gas and natural gas.	Operation	08/1998	1998	100%	2047
Compañía Energética de Occidente S.A. E.S.P. (1)	Intangible assets	Energy and Gas Colombia	Administrative, operational, technical and commercial management for the provision of electrical energy.	Operation and maintenance	01/2010	2010	100%	2035
Sociedad Portuaria El Cayao S.A. E.S.P.	Intangible assets	Energy and Gas Colombia	Construction, maintenance and administration of ports.	Operation	07/2015	2015	100%	2035
Gases del Pacífico S.A.C.	Amortized cost / Intangible assets	Energy and Gas Perú	Purchase, sale, production, commercialization of energy in any of its forms.	Operation	10/2013	2015	100%	2034
Gases del Norte del Perú S.A.C.	Amortized cost / Intangible assets	Energy and Gas Perú	Construction and distribution service of natural gas.	Construction and Operation	11/2019	2020	96.83%	2051
Infrastructure
Proyectos de Infraestructura S.A.	Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	12/1993	1994	100%	2033
Concesiones CCFC S.A.S.	Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Liquidation	06/1995	2001	100%	2024
Concesionaria Panamericana S.A.S.	Amortized cost / Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction, Operation and maintenance	12/1997	2009	100%	2035
Concesionaria Vial del Pacífico S.A.S.	Amortized cost	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	09/2014	2018	96.26%	2043
Concesionaria Nueva Vía del Mar S.A.S.	Amortized cost	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Preconstruction	01/2015	2024	4.11%	2044
Concesionaria Vial Andina S.A.S.	Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation and maintenance	06/2015	2016	100%	2054
Concesionaria Vial Del Oriente S.A.S.	Amortized cost	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	07/2015	2018	97.77%	2043

(1)  The concession has an investment commitment for the expansion, replacement and improvement of the infrastructure which as of December 2024 has an advance of 58.34%.